-----------------------------
                                                   OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number: 3235-0570

                                                   Expires: September 30, 2007

                                                   Estimated average burden
                                                   hours per response: 19.4
                                                   -----------------------------


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number    811-05646
                                   ----------------------------------------

                             New Century Portfolios
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  40 William Street, Suite 100         Wellesley, Massachusetts       02481
--------------------------------------------------------------------------------
            (Address of principal executive offices)                (Zip code)

                            Nicole M. Tremblay, Esq.

Weston Financial Group, Inc.   40 William Street, Suite 100  Wellesley, MA 02481
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (781) 235-7055
                                                     ----------------------

Date of fiscal year end:     October 31, 2005
                           --------------------------------------

Date of reporting period:    October 31, 2005
                           --------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.



================================================================================



                               [GRAPHIC OMITTED]

                                   NEW CENTURY
                                   PORTFOLIOS


                               NEW CENTURY CAPITAL

                              NEW CENTURY BALANCED

                             NEW CENTURY AGGRESSIVE

                            NEW CENTURY INTERNATIONAL

                       NEW CENTURY ALTERNATIVE STRATEGIES


                                  ANNUAL REPORT

                          YEAR ENDED OCTOBER 31, 2005




40 William Street, Suite 100, Wellesley MA 02481      781-239-0445       888-639-0102      Fax 781-237-1635

================================================================================

CONTENTS
--------------------------------------------------------------------------------

PRESIDENT'S LETTER                                                           1

PERFORMANCE CHARTS                                                         2-4

PORTFOLIO INFORMATION                                                      5-9

New Century Portfolios
     Statements of Assets and Liabilities                                   10
     Statements of Operations                                               11
     Statements of Changes in Net Assets12-14
     Financial Highlights                                                15-19
     Portfolios of Investments                                           20-27
     Notes to Financial Statements                                       28-35
     Report of Independent Registered Public Accounting Firm                36
     Board of Trustees and Officers                                      37-38
     About Your Portfolio's Expenses                                     39-41
     Federal Tax Information                                                41
     Trustees Approval of Investment Advisory Agreements                 42-44
     Special  Meeting of the Shareholders                                   44

LETTER TO SHAREHOLDERS                                             DECEMBER 2005
================================================================================


Dear Fellow Shareholders:

I am pleased to present our 16th Annual Report.

Although the U.S. equity markets, as measured by the S&P 500(R) Composite Index, posted a gain of 8.72% during the twelve-month period ended October 31, 2005, 7.67% of that gain occurred during the last two months of 2004. During 2005, climbing energy prices, natural disasters, rising interest rates, inflation, and a potential bubble in the housing market caused investors to remain on the sidelines.

During the twelve-month period ended October 31, 2005, the New Century Capital Portfolio increased its exposure to the international sector, while reducing positions in the small cap and speculative growth sector. The New Century Capital Portfolio gained 12.41% as compared to the S&P 500(R) Composite Index which gained 8.72%.

The New Century Balanced Portfolio also increased its allocation to the international sector both in equities and fixed income while reducing its allocation to the high-yield and traditional growth sector. The Portfolio has continued to maintain its 65%/35% allocation between equities and fixed income. During the twelve-month period ended October 31, 2005, the New Century Balanced Portfolio gained 8.51%, as compared to the S&P 500(R) Composite Index which gained 8.72% and the Lehman Brothers Government/Credit Bond Index which gained 0.83%.

In the last twelve months, New Century Aggressive reduced its exposure to the small cap sector while increasing positions in energy, natural resources, and emerging markets. These sectors continued to generate positive momentum relative to the technology and biotech sectors. During the twelve-month period ended October 31, 2005, the New Century Aggressive Portfolio posted a gain of 19.45% while the NASDAQ Index increased by 7.36%.

The New Century International Portfolio increased its positions in Emerging Markets, the Pacific-Rim and the Americas (ex-US) while reducing its positions in Europe and the diversified sector. During the twelve-month period ended October 31, 2005, the New Century International Portfolio gained 23.70%. The international equity markets, as measured by the MSCI EAFE Index, increased 18.09%. The New Century Alternative Strategies Portfolio maintained diversified positions in eleven investment strategies, reducing its exposure to the convertible arbitrage and merger arbitrage categories while increasing exposure to long/short strategies. The New Century Alternative Strategies Portfolio had a total return of 9.12% for the twelve-month period ended October 31, 2005, as compared to the S&P 500(R) Composite Index which gained 8.72% and the Lehman Brothers Government/Credit Bond Index which gained 0.83%. While future performance is always unpredictable, we are confident that New Century's investment philosophy - diversification, risk assessment and long-term focus - will maximize risk-adjusted returns.

I am pleased to report that the acquisition between Weston Financial Group, Inc. and Washington Trust Bancorp, Inc. was successfully completed on August 31, 2005. We look forward to growing the new relationship.

New Century is committed to its shareholders and appreciates your selecting New Century as part of your long-term investment strategy.

Sincerely,

/s/ Wayne

Wayne M. Grzecki
President

PERFORMANCE CHARTS
================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
    IN THE NEW CENTURY CAPITAL PORTFOLIO AND THE S&P 500(R) COMPOSITE INDEX


                               [GRAPHIC OMITTED]

       S&P 500(R) Composite Index          New Century Capital Portfolio
       --------------------------          -----------------------------

                       Ending                             Ending
          Date         Balance                Date        Balance
         ------       ---------              ------      ---------
       10/31/1995      10,000              10/31/1995      10,000
       10/31/1996      12,410              10/31/1996      11,491
       10/31/1997      16,395              10/31/1997      14,619
       10/31/1998      20,000              10/31/1998      15,784
       10/31/1999      25,134              10/31/1999      20,353
       10/31/2000      26,665              10/31/2000      23,389
       10/31/2001      20,025              10/31/2001      16,896
       10/31/2002      17,000              10/31/2002      14,243
       10/31/2003      20,533              10/31/2003      17,447
       10/31/2004      22,467              10/31/2004      18,887
       10/31/2005      24,426              10/31/2005      21,230


----------------------------------
  NEW CENTURY CAPITAL PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS(a)

  1 YEAR    5 YEARS    10 YEARS
  12.41%     (1.92%)     7.82%
----------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
     IN THE NEW CENTURY BALANCED PORTFOLIO, S&P 500(R) COMPOSITE INDEX AND
              LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX


                               [GRAPHIC OMITTED]

                                        NEW CENTURY
S&P 500(R) COMPOSITE INDEX           BALANCED PORTFOLIO        LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX
--------------------------           ------------------        ----------------------------------------------------

                 ENDING                          ENDING                                        ENDING
  DATE           BALANCE            DATE         BALANCE                        DATE           BALANCE
--------------------------       ------------------------                    -------------------------
10/31/1995       10,000          10/31/1995       10,000                     10/31/1995        10,000
10/31/1996       12,410          10/31/1996       11,326                     10/31/1996        10,581
10/31/1997       16,395          10/31/1997       13,550                     10/31/1997        11,374
10/31/1998       20,000          10/31/1998       14,494                     10/31/1998        12,411
10/31/1999       25,134          10/31/1999       16,706                     10/31/1999        12,534
10/31/2000       26,665          10/31/2000       18,420                     10/31/2000        13,343
10/31/2001       20,025          10/31/2001       16,343                     10/31/2001        15,245
10/31/2002       17,000          10/31/2002       14,369                     10/31/2002        16,146
10/31/2003       20,533          10/31/2003       17,075                     10/31/2003        17,022
10/31/2004       22,467          10/31/2004       18,398                     10/31/2004        17,759
10/31/2005       24,426          10/31/2005       19,964                     10/31/2005        17,804

----------------------------------
  NEW CENTURY BALANCED PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS(a)

  1 YEAR    5 YEARS    10 YEARS
   8.51%     1.62%       7.16%
----------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
     IN THE NEW CENTURY AGGRESSIVE PORTFOLIO AND THE NASDAQ COMPOSITE INDEX


                               [GRAPHIC OMITTED]

      NASDAQ COMPOSITE INDEX          NEW CENTURY AGGRESSIVE PORTFOLIO

                     ENDING                              ENDING
       DATE          BALANCE                DATE         BALANCE
    -----------     ---------             ---------     ---------
    10/31/2000        10,000             10/31/2000      10,000
    10/31/2001         5,030             10/31/2001       7,370
    10/31/2002         3,972             10/31/2002       5,470
    10/31/2003         5,798             10/31/2003       6,950
    10/31/2004         5,954             10/31/2004       7,300
    10/31/2005         6,436             10/31/2005       8,720


----------------------------------
 NEW CENTURY AGGRESSIVE PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS(a)

  1 YEAR       SINCE INCEPTION*
  19.45%           (2.70%)
----------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.



       COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
    IN THE NEW CENTURY INTERNATIONAL PORTFOLIO AND THE MSCI EAFE INDEX


                            [GRAPHIC OMITTED]

                                             NEW CENTURY
            MSCI EAFE INDEX            INTERNATIONAL PORTFOLIO
            ---------------            -----------------------

                           ENDING                      ENDING
         DATE              BALANCE         DATE        BALANCE
       -----------        ---------     -----------   ---------
       10/31/2000          10,000       10/31/2000      10,000
       10/31/2001           7,532       10/31/2001       7,410
       10/31/2002           6,559       10/31/2002       6,533
       10/31/2003           8,367       10/31/2003       8,697
       10/31/2004           9,979       10/31/2004      10,089
       10/31/2005          11,787       10/31/2005      12,481


-------------------------------------
 NEW CENTURY INTERNATIONAL PORTFOLIO
 AVERAGE ANNUAL TOTAL RETURNS(a)

  1 YEAR       SINCE INCEPTION*
   23.70%            4.53%
-------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


* Initial public offering of shares was November 1, 2000.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

================================================================================

           COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
IN THE NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO, S&P 500(R) COMPOSITE INDEX
            AND LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX


                               [GRAPHIC OMITTED]

                                NEW CENTURY ALTERNATIVE
S&P 500(R) COMPOSITE INDEX        STRATEGIES PORTFOLIO        LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CREDIT INDEX
--------------------------        --------------------        ----------------------------------------------------

                      ENDING                              ENDING                         ENDING
         DATE         BALANCE              DATE           BALANCE         DATE           BALANCE
         ----         -------              ----           -------         ----           -------
       5/1/2002       10,000             5/1/2002         10,000         5/1/2002        10,000
      5/31/2002        9,838            5/31/2002         10,000        5/31/2002        10,087
      6/30/2002        9,137            6/30/2002          9,720        6/30/2002        10,174
      7/31/2002        8,425            7/31/2002          9,290        7/31/2002        10,294
      8/31/2002        8,480            8/31/2002          9,340        8/31/2002        10,447
      9/30/2002        7,559            9/30/2002          9,110        9/30/2002        10,634
     10/31/2002        8,224           10/31/2002          9,120       10/31/2002        10,593
     11/30/2002        8,708           11/30/2002          9,330       11/30/2002        10,583
     12/31/2002        8,196           12/31/2002          9,325       12/31/2002        10,814
      1/31/2003        7,982            1/31/2003          9,285        1/31/2003        10,813
      2/28/2003        7,862            2/28/2003          9,264        2/28/2003        10,965
      3/31/2003        7,938            3/31/2003          9,295        3/31/2003        10,976
      4/30/2003        8,592            4/30/2003          9,618        4/30/2003        11,060
      5/31/2003        9,045            5/31/2003          9,982        5/31/2003        11,282
      6/30/2003        9,160            6/30/2003         10,083        6/30/2003        11,274
      7/31/2003        9,322            7/31/2003         10,194        7/31/2003        10,967
      8/31/2003        9,503            8/31/2003         10,376        8/31/2003        10,994
      9/30/2003        9,403            9/30/2003         10,477        9/30/2003        11,272
     10/31/2003        9,934           10/31/2003         10,780       10/31/2003        11,166
     11/30/2003       10,022           11/30/2003         11,002       11/30/2003        11,181
     12/31/2003       10,547           12/31/2003         11,270       12/31/2003        11,279
      1/31/2004       10,741            1/31/2004         11,383        1/31/2004        11,353
      2/29/2004       10,890            2/29/2004         11,557        2/29/2004        11,469
      3/31/2004       10,726            3/31/2004         11,629        3/31/2004        11,558
      4/30/2004       10,558            4/30/2004         11,260        4/30/2004        11,284
      5/31/2004       10,703            5/31/2004         11,342        5/31/2004        11,234
      6/30/2004       10,911            6/30/2004         11,455        6/30/2004        11,267
      7/31/2004       10,550            7/31/2004         11,342        7/31/2004        11,362
      8/31/2004       10,592            8/31/2004         11,414        8/31/2004        11,552
      9/30/2004       10,707            9/30/2004         11,639        9/30/2004        11,571
     10/31/2004       10,871           10/31/2004         11,762       10/31/2004        11,649
     11/30/2004       11,310           11/30/2004         12,111       11/30/2004        11,543
     12/31/2004       11,695           12/31/2004         12,290       12/31/2004        11,621
      1/31/2005       11,410            1/31/2005         12,119        1/31/2005        11,644
      2/28/2005       11,650            2/28/2005         12,429        2/28/2005        11,579
      3/31/2005       11,444            3/31/2005         12,322        3/31/2005        11,519
      4/30/2005       11,227            4/30/2005         12,130        4/30/2005        11,651
      5/31/2005       11,584            5/31/2005         12,290        5/31/2005        11,755
      6/30/2005       11,601            6/30/2005         12,482        6/30/2005        11,805
      7/31/2005       12,032            7/31/2005         12,793        7/31/2005        11,707
      8/31/2005       11,922            8/31/2005         12,889        8/31/2005        11,844
      9/30/2005       12,019            9/30/2005         13,114        9/30/2005        11,743
     10/31/2005       11,818           10/31/2005         12,836       10/31/2005        11,679

----------------------------------------------
 NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
      AVERAGE ANNUAL TOTAL RETURNS(a)

       1 YEAR       SINCE INCEPTION*
        9.12%            7.39%
----------------------------------------------

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.


* Initial public offering of shares was May 1, 2002.

(a) The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2005 (UNAUDITED)
================================================================================

ASSET  ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                           Growth Funds - 34.4%
                                           Growth and Income Funds - 34.0%
         [GRAPHIC OMITTED]                 Small Company Funds - 16.9%
                                           Foreign Stock Funds - 14.1%
                                           Cash Equivalents - 0.6%



TOP TEN HOLDINGS
--------------------------------------------------------------------------------

     SECURITY DESCRIPTION                                 % OF NET ASSETS
     -------------------------------------------------    ---------------
     Hotchkis & Wiley Large Cap Value  - Class A                8.0%
     iShares Dow Jones Select Dividend Index                    7.6%
     American Growth Fund of America - Class A                  6.9%
     Calamos Growth - Class A                                   6.8%
     William Blair Small Cap Growth - Class I                   6.6%
     Marsico 21st Century                                       6.3%
     Fidelity Capital Appreciation                              5.3%
     iShares MSCI Emerging Markets Index                        4.7%
     iShares S&P MidCap 400/BARRA Value Index                   4.5%
     Goldman Sachs Growth Opportunities - Class A               4.2%

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2005 (UNAUDITED)
================================================================================

ASSET  ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------


                                           Growth and Income Funds - 33.0%
                                           High Yield Bond Funds - 12.0%
                                           Growth Funds - 11.9%
                                           Small Company Funds - 10.9%
                                           Foreign Stock Funds - 9.3%
         [GRAPHIC OMITTED]                 Convertible Security Funds - 5.2%
                                           Corporate  Bond Funds - 5.0%
                                           Worldwide Bond Funds - 4.5%
                                           Government Bond Funds - 4.0%
                                           High Quality Bond Funds - 3.0%
                                           Emerging Markets Funds - 0.7%
                                           Cash Equivalents - 0.5%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

     SECURITY DESCRIPTION                                 % OF NET ASSETS
     -------------------------------------------------    ---------------
     Hotchkis & Wiley Large Cap Value - Class A                 8.0%
     iShares Dow Jones Select Dividend Index                    7.2%
     MainStay High Yield Corporate Bond - Class A               6.0%
     Fidelity Advisor High Income Advantage - Class I           6.0%
     iShares S&P 500 Index                                      5.9%
     Loomis Sayles Bond - Institutional Class                   5.0%
     Dodge & Cox Stock                                          4.7%
     iShares MSCI EAFE Index                                    4.2%
     American Century Target Maturities
       Trust Series 2015 - Investor Class                       4.0%
     William Blair Small Cap Growth Fund - Class I              3.5%

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2005 (UNAUDITED)
================================================================================

ASSET  ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                                           Sector Funds - 67.2%
                                           Mid-Cap Funds - 19.2%
         [GRAPHIC OMITTED]                 Small-Cap Funds - 7.5%
                                           Large-Cap Funds - 5.6%
                                           Cash Equivalents - 0.5%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

     SECURITY DESCRIPTION                                 % OF NET ASSETS
     -------------------------------------------------    ---------------
     iShares Dow Jones U.S. Energy Sector Index                16.1%
     iShares Goldman Sachs Natural Resources Index             10.3%
     iShares MSCI Emerging Markets Index                       10.0%
     Technology Select Sector SPDR                              9.4%
     iShares Nasdaq Biotechnology Index                         8.5%
     S&P MidCap 400 Depositary Receipts                         7.4%
     Calamos Growth - Class A                                   7.2%
     Fidelity Select Medical Delivery                           6.1%
     Fidelity Capital Appreciation                              5.6%
     iShares Goldman Sachs Networking Index                     4.8%

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2005 (UNAUDITED)
================================================================================

ASSET  ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                                           Europe Funds - 25.8%
                                           Asia/Pacific Funds - 22.4%
                                           Diversified Funds - 20.6%
         [GRAPHIC OMITTED]                 Americas Funds - 18.8%
                                           Emerging Markets Funds - 11.8%
                                           Cash Equivalents - 0.6%



TOP TEN HOLDINGS
--------------------------------------------------------------------------------

     SECURITY DESCRIPTION                                 % OF NET ASSETS
     -------------------------------------------------    ---------------
     iShares S&P Latin American 40 Index                        7.8%
     iShares MSCI Austria Index                                 7.5%
     Dodge & Cox International Stock                            6.3%
     T. Rowe Price Emerging Europe & Mediterranean              6.1%
     Ivy European Opportunities - Class A                       6.0%
     Tocqueville International Value  (The)                     5.3%
     iShares MSCI Australia Index                               4.6%
     Fidelity Canada                                            4.4%
     Lazard International Small Cap - Investor Shares           4.3%
     Matthews Pacific Tiger - Class I                           4.3%

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO INFORMATION
OCTOBER 31, 2005 (UNAUDITED)
================================================================================

ASSET  ALLOCATION (% of Net Assets)
--------------------------------------------------------------------------------

                                   Long/Short Equity Funds - 15.4%
                                   Merger Arbitrage Funds - 13.7%
                                   Global Macro Funds - 12.5%
                                   Asset Allocation Funds - 12.0%
                                   Natural Resources Funds - 9.6%
                                   Options/Hedged Funds - 7.0%
       [GRAPHIC OMITTED]           High Yield Funds - 6.9%
                                   Real Estate Investment Trust Funds - 6.8%
                                   Deep Value/Distressed Securities Funds - 6.2%
                                   Convertible Arbitrage Funds - 4.3%
                                   Market Neutral Funds - 3.2%
                                   Common Stocks - 0.2%
                                   Cash Equivalents - 2.2%


TOP TEN HOLDINGS
--------------------------------------------------------------------------------

     SECURITY DESCRIPTION                                 % OF NET ASSETS
     -------------------------------------------------    ---------------

     First Eagle Global - Class A                               7.2%
     Hussman Strategic Growth                                   5.4%
     Gateway                                                    5.0%
     Merger Fund (The)                                          4.9%
     Enterprise Mergers and Acquisitions - Class A              4.5%
     Calamos Market Neutral - A Shares                          4.3%
     PIMCO Commodity Real Return Strategy - Class A             3.8%
     Schwab Hedged Equity                                       3.6%
     FPA Crescent - Class I                                     3.6%
     Third Avenue Real Estate Value                             3.5%

NEW CENTURY PORTFOLIOS
STATEMENTS OF ASSETS AND LIABILITIES
OCTOBER 31, 2005
==================================================================================================================================
                                                                   NEW CENTURY
                                                 NEW CENTURY       NEW CENTURY      NEW CENTURY       NEW CENTURY    ALTERNATIVE
                                                   CAPITAL          BALANCED        AGGRESSIVE       INTERNATIONAL    STRATEGIES
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments in securities:
    At acquisition cost ....................... $  88,457,119    $  66,360,119    $   5,643,991    $  34,456,979   $  68,202,970
                                                =============    =============    =============    =============   =============
    At value (Note 1A) ........................ $ 110,694,961    $  77,216,138    $   7,106,554    $  45,073,119   $  76,684,466
  Dividends receivable ........................           962            1,296              482            1,354          12,630
  Receivable for capital shares sold ..........        32,919            1,075              126              475          15,450
  Other assets ................................         3,086            2,702              168            1,048           2,726
                                                -------------    -------------    -------------    -------------   -------------
    TOTAL ASSETS ..............................   110,731,928       77,221,211        7,107,330       45,075,996      76,715,272
                                                -------------    -------------    -------------    -------------   -------------

LIABILITIES
  Payable to Advisor (Note 2) .................        94,795           67,522              949           41,006          46,332
  Payable to Distributor (Note 3) .............        24,416           14,303            1,806           12,087            --
  Payable for investment securities purchased .          --               --            207,029             --           100,000
  Payable for capital shares redeemed .........        13,320             --               --               --             1,000
  Other accrued expenses and liabilities ......        21,759           11,817            6,354            9,244           7,563
                                                -------------    -------------    -------------    -------------   -------------
    TOTAL LIABILITIES .........................       154,290           93,642          216,138           62,337         154,895
                                                -------------    -------------    -------------    -------------   -------------

NET ASSETS .................................... $ 110,577,638    $  77,127,569    $   6,891,192    $  45,013,659   $  76,560,377
                                                =============    =============    =============    =============   =============

Net assets consist of:
  Paid-in capital ............................. $  97,325,260    $  69,186,159    $   6,742,847    $  34,015,721   $  67,473,591
  Undistributed net investment income .........          --            188,771             --               --           181,141
  Accumulated net realized gains (losses)
    on investments ............................    (8,985,464)      (3,103,380)      (1,314,218)         381,798         424,149
  Unrealized appreciation of investments ......    22,237,842       10,856,019        1,462,563       10,616,140       8,481,496
                                                -------------    -------------    -------------    -------------   -------------
Net assets .................................... $ 110,577,638    $  77,127,569    $   6,891,192    $  45,013,659   $  76,560,377
                                                =============    =============    =============    =============   =============

Shares of beneficial interest outstanding
  (unlimited number of shares authorized,
   no par value) ..............................     7,354,043        5,863,082          790,526        3,713,030       6,384,502
                                                =============    =============    =============    =============   =============

Net asset value, offering price and
  redemption price per share (a) .............. $       15.04    $       13.15    $        8.72    $       12.12   $       11.99
                                                =============    =============    =============    =============   =============

(a) Redemption price may differ from the net asset value per share depending upon the length of time held (Note 1B).







See accompanying notes to financial statements.
10

NEW CENTURY PORTFOLIOS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2005
==================================================================================================================================
                                                                   NEW CENTURY
                                                 NEW CENTURY       NEW CENTURY      NEW CENTURY       NEW CENTURY    ALTERNATIVE
                                                   CAPITAL          BALANCED        AGGRESSIVE       INTERNATIONAL    STRATEGIES
                                                  PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME
  Dividends ................................... $     857,475    $   1,911,463    $      44,306    $     295,494   $   1,406,622
                                                -------------    -------------    -------------    -------------   -------------

EXPENSES
  Investment advisory fees (Note 2) ...........     1,071,620          762,431           58,707          355,593         495,771
  Distribution costs (Note 3) .................       179,526          111,142           13,575           77,284          42,378
  Accounting fees .............................        40,890           37,700           30,678           33,585          36,602
  Administration fees (Note 2) ................        46,656           34,395            8,369           19,304          30,516
  Legal and audit fees ........................        50,009           34,944            2,630           15,752          29,415
  Transfer agent fees .........................        21,000           21,000           21,000           21,000          21,000
  Custody fees ................................        22,802           17,392            4,515           11,160          17,338
  Trustees' fees and expenses (Note 2) ........        14,904           10,390              788            5,075           9,343
  Postage and supplies ........................         7,348            6,482            4,063            4,480           5,187
  Insurance expense ...........................         6,086            4,202              308            1,533           3,060
  Other expenses ..............................        24,641           15,570            5,581            7,421          11,965
                                                -------------    -------------    -------------    -------------   -------------
    Total expenses ............................     1,485,482        1,055,648          150,214          552,187         702,575
  Less fees waived and/or expenses
    reimbursed by the Advisor (Note 2) ........          --               --            (62,153)         (18,797)           --
                                                -------------    -------------    -------------    -------------   -------------
    Net expenses ..............................     1,485,482        1,055,648           88,061          533,390         702,575
                                                -------------    -------------    -------------    -------------   -------------

NET INVESTMENT INCOME (LOSS) ..................      (628,007)         855,815          (43,755)        (237,896)        704,047
                                                -------------    -------------    -------------    -------------   -------------

REALIZED AND UNREALIZED GAINS
  ON INVESTMENTS
  Net realized gains on investments ...........     2,892,881        1,751,541          154,869           84,860         389,570
  Capital gain distributions from regulated
    investment companies ......................     1,955,220        1,128,719           76,023          320,739       1,135,285
  Net change in unrealized appreciation/
    (depreciation) on investments .............     8,395,507        2,492,528          813,977        6,757,089       3,303,993
                                                -------------    -------------    -------------    -------------   -------------

NET REALIZED AND UNREALIZED
  GAINS ON INVESTMENTS ........................    13,243,608        5,372,788        1,044,869        7,162,688       4,828,848
                                                -------------    -------------    -------------    -------------   -------------

NET INCREASE IN NET
  ASSETS FROM OPERATIONS ...................... $  12,615,601    $   6,228,603    $   1,001,114    $   6,924,792   $   5,532,895
                                                =============    =============    =============    =============   =============





See accompanying notes to financial statements.


NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================================
                                                              NEW CENTURY                          NEW CENTURY
                                                            CAPITAL PORTFOLIO                  BALANCED PORTFOLIO
                                                    ------------------------------------------------------------------
                                                         YEAR               YEAR            YEAR              YEAR
                                                         ENDED             ENDED            ENDED             ENDED
                                                       OCTOBER 31,       OCTOBER 31,     OCTOBER 31,      OCTOBER 31,
                                                          2005              2004            2005              2004
----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income (loss) ..................... $    (628,007)   $    (917,292)   $     855,815    $     651,177
  Net realized gains from
    security transactions ..........................     2,892,881        5,347,494        1,751,541        1,597,601
  Capital gain distributions from regulated
    investment companies ...........................     1,955,220          388,246        1,128,719          280,790
  Net change in unrealized appreciation/
   (depreciation) on investments ...................     8,395,507        3,016,709        2,492,528        2,916,387
                                                     -------------    -------------    -------------    -------------
Net increase in net assets from operations .........    12,615,601        7,835,157        6,228,603        5,445,955
                                                     -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) .............          --               --         (1,126,169)        (668,754)
  From net realized gains on security
    transactions (Note 1E) .........................          --               --               --               --
                                                     -------------    -------------    -------------    -------------
Net decrease in net assets from
  distributions to shareholders ....................          --               --         (1,126,169)        (668,754)
                                                     -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ........................     6,701,234        6,977,635        4,765,588        5,125,191
  Net asset value of shares issued in reinvestment
    of distributions to shareholders ...............          --               --          1,081,941          623,494
  Payments for shares redeemed .....................   (11,998,943)      (6,948,812)      (8,149,800)      (6,639,206)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
  capital share transactions .......................    (5,297,709)          28,823       (2,302,271)        (890,521)
                                                     -------------    -------------    -------------    -------------

TOTAL INCREASE IN NET ASSETS .......................     7,317,892        7,863,980        2,800,163        3,886,680

NET ASSETS
  Beginning of year ................................   103,259,746       95,395,766       74,327,406       70,440,726
                                                     -------------    -------------    -------------    -------------
  End of year ...................................... $ 110,577,638    $ 103,259,746    $  77,127,569    $  74,327,406
                                                     =============    =============    =============    =============

UNDISTRIBUTED NET INVESTMENT
  INCOME ........................................... $        --      $        --      $     188,771    $     291,199
                                                     =============    =============    =============    =============

CAPITAL SHARE ACTIVITY
  Sold .............................................       461,564          532,195          368,469          423,870
  Reinvested .......................................          --               --             83,382           51,911
  Redeemed .........................................      (825,738)        (534,090)        (630,609)        (549,921)
                                                     -------------    -------------    -------------    -------------
  Net decrease in shares outstanding ...............      (364,174)          (1,895)        (178,758)         (74,140)
  Shares outstanding, beginning of year ............     7,718,217        7,720,112        6,041,840        6,115,980
                                                     -------------    -------------    -------------    -------------
  Shares outstanding, end of year ..................     7,354,043        7,718,217        5,863,082        6,041,840
                                                     =============    =============    =============    =============




See accompanying notes to financial statements.

12




NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
======================================================================================================================
                                                               NEW CENTURY                         NEW CENTURY
                                                          AGGRESSIVE PORTFOLIO              INTERNATIONAL PORTFOLIO
                                                    ------------------------------------------------------------------
                                                         YEAR               YEAR            YEAR              YEAR
                                                         ENDED             ENDED            ENDED             ENDED
                                                       OCTOBER 31,       OCTOBER 31,     OCTOBER 31,      OCTOBER 31,
                                                          2005              2004            2005              2004
----------------------------------------------------------------------------------------------------------------------

FROM OPERATIONS
  Net investment loss .............................. $     (43,755)   $     (56,431)   $    (237,896)   $    (130,081)
  Net realized gains from
    security transactions ..........................       154,869          304,188           84,860        1,136,175
  Capital gain distributions from regulated
    investment companies ...........................        76,023           20,496          320,739           12,092
  Net change in unrealized appreciation/
    (depreciation) on investments ..................       813,977          (18,638)       6,757,089        1,785,093
                                                     -------------    -------------    -------------    -------------
Net increase in net assets from operations .........     1,001,114          249,615        6,924,792        2,803,279
                                                     -------------    -------------    -------------    -------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) .............          --               --               --               --
  From net realized gains on security
    transactions (Note 1E) .........................          --               --           (789,174)            --
                                                     -------------    -------------    -------------    -------------
Net decrease in net assets from
  distributions to shareholders ....................          --               --           (789,174)            --
                                                     -------------    -------------    -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ........................     1,174,899          530,663       14,451,797        7,138,355
  Proceeds from redemption
    fees collected (Note 1B) .......................          --               --                 73             --
  Net asset value of shares issued in reinvestment
    of distributions to shareholders ...............          --               --            788,064             --
  Payments for shares redeemed .....................      (796,827)        (133,786)        (810,565)        (781,003)
                                                     -------------    -------------    -------------    -------------
Net increase in net assets from capital
  share transactions ...............................       378,072          396,877       14,429,369        6,357,352
                                                     -------------    -------------    -------------    -------------

TOTAL INCREASE IN NET ASSETS .......................     1,379,186          646,492       20,564,987        9,160,631

NET ASSETS
  Beginning of year ................................     5,512,006        4,865,514       24,448,672       15,288,041
                                                     -------------    -------------    -------------    -------------
  End of year ...................................... $   6,891,192    $   5,512,006    $  45,013,659    $  24,448,672
                                                     =============    =============    =============    =============
UNDISTRIBUTED NET INVESTMENT
  INCOME ........................................... $        --      $        --      $        --      $        --
                                                     =============    =============    =============    =============

CAPITAL SHARE ACTIVITY
  Sold .............................................       138,297           73,300        1,285,214          747,210
  Reinvested .......................................          --               --             71,773             --
  Redeemed .........................................      (103,058)         (18,336)         (72,073)         (80,727)
                                                     -------------    -------------    -------------    -------------
  Net increase in shares outstanding ...............        35,239           54,964        1,284,914          666,483
  Shares outstanding, beginning of year ............       755,287          700,323        2,428,116        1,761,633
                                                     -------------    -------------    -------------    -------------
  Shares outstanding, end of year ..................       790,526          755,287        3,713,030        2,428,116
                                                     =============    =============    =============    =============


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
STATEMENTS OF CHANGES IN NET ASSETS
====================================================================================================
                                                                          NEW CENTURY ALTERNATIVE
                                                                            STRATEGIES PORTFOLIO
                                                                        ----------------------------
                                                                           YEAR            YEAR
                                                                           ENDED           ENDED
                                                                         OCTOBER 31,     OCTOBER 31,
                                                                            2005            2004
----------------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income ............................................... $    704,047    $    455,953
  Net realized gains from security transactions .......................      389,570         739,129
  Capital gain distributions from regulated investment companies ......    1,135,285         320,147
  Net change in unrealized appreciation/(depreciation) on investments .    3,303,993       2,023,614
                                                                        ------------    ------------
Net increase in net assets from operations ............................    5,532,895       3,538,843
                                                                        ------------    ------------

DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income (Note 1E) ................................   (1,190,792)       (581,288)
  From net realized gains on security transactions (Note 1E) ..........   (1,234,575)           --
                                                                        ------------    ------------
Net decrease in net assets from distributions to shareholders .........   (2,425,367)       (581,288)
                                                                        ------------    ------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold ...........................................   22,175,175      16,825,271
  Proceeds from redemption fees collected (Note 1B) ...................           76            --
  Net asset value of shares issued in reinvestment of
    distributions to shareholders .....................................    2,403,567         573,254
  Payments for shares redeemed ........................................   (2,760,723)     (2,455,448)
                                                                        ------------    ------------
Net increase in net assets from capital share transactions ............   21,818,095      14,943,077
                                                                        ------------    ------------

TOTAL INCREASE IN NET ASSETS ..........................................   24,925,623      17,900,632

NET ASSETS
  Beginning of year ...................................................   51,634,754      33,734,122
                                                                        ------------    ------------
  End of year ......................................................... $ 76,560,377    $ 51,634,754
                                                                        ============    ============

UNDISTRIBUTED NET INVESTMENT INCOME ................................... $    181,141    $    172,051
                                                                        ============    ============

CAPITAL SHARE ACTIVITY
  Sold ................................................................    1,906,069       1,509,894
  Reinvested ..........................................................      208,871          52,209
  Redeemed ............................................................     (235,708)       (219,440)
                                                                        ------------    ------------
  Net increase in shares outstanding ..................................    1,879,232       1,342,663
  Shares outstanding, beginning of year ...............................    4,505,270       3,162,607
                                                                        ------------    ------------
  Shares outstanding, end of year .....................................    6,384,502       4,505,270
                                                                        ============    ============


See accompanying notes to financial statements.

14

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS
============================================================================================================================
                                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------------------
                                                                             YEARS ENDED OCTOBER 31,
                                                ----------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year .......... $     13.38     $     12.36     $     10.09    $     11.97    $     18.07
                                                -----------     -----------     -----------    -----------    -----------

  Income (loss) from investment operations:
    Net investment loss .......................       (0.09)          (0.12)          (0.06)         (0.08)         (0.10)
    Net realized and unrealized gains
      (losses) on investments .................        1.75            1.14            2.33          (1.80)         (4.62)
                                                -----------     -----------     -----------    -----------    -----------
  Total from investment operations ............        1.66            1.02            2.27          (1.88)         (4.72)
                                                -----------     -----------     -----------    -----------    -----------

  Less distributions:
    Distributions from net
      investment income .......................        --              --              --             --             --
    Distributions from net realized gains .....        --              --              --             --            (1.38)
                                                -----------     -----------     -----------    -----------    -----------
  Total distributions .........................        --              --              --             --            (1.38)
                                                -----------     -----------     -----------    -----------    -----------

  Net asset value, end of year ................ $     15.04     $     13.38     $     12.36    $     10.09    $     11.97
                                                ===========     ===========     ===========    ===========    ===========

TOTAL RETURN (a) ..............................       12.41%           8.25%          22.50%        (15.71%)       (27.77%)
                                                ===========     ===========     ===========    ===========    ===========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's) ............. $   110,578     $   103,260     $    95,396    $    82,310    $   109,873
                                                ===========     ===========     ===========    ===========    ===========

  Ratio of expenses to average net assets (b) .        1.35%           1.41%           1.45%          1.40%          1.29%

  Ratio of net investment loss to
    average net assets (c) ....................       (0.57%)         (0.91%)         (0.59%)        (0.62%)        (0.72%)

  Portfolio turnover ..........................          13%             48%             71%            59%            70%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio.
     Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(c) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.





See accompanying notes to financial statements.

                                                                                                                          15

NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS
============================================================================================================================
                                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------------------
                                                                             YEARS ENDED OCTOBER 31,
                                                ----------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year .......... $     12.30     $     11.52     $      9.89    $     11.35    $     13.64
                                                -----------     -----------     -----------    -----------    -----------

  Income (loss) from investment operations:
    Net investment income .....................        0.15            0.11            0.16           0.13           0.23
    Net realized and unrealized gains
      (losses) on investments .................        0.89            0.78            1.67          (1.49)         (1.71)
                                                -----------     -----------     -----------    -----------    -----------
  Total from investment operations ............        1.04            0.89            1.83          (1.36)         (1.48)
                                                -----------     -----------     -----------    -----------    -----------

  Less distributions:
    Distributions from net
      investment income .......................       (0.19)          (0.11)          (0.20)         (0.10)         (0.23)
    Distributions from net realized gains .....        --              --              --             --            (0.58)
                                                -----------     -----------     -----------    -----------    -----------
  Total distributions .........................       (0.19)          (0.11)          (0.20)         (0.10)         (0.81)
                                                -----------     -----------     -----------    -----------    -----------

  Net asset value, end of year ................ $     13.15     $     12.30     $     11.52    $      9.89    $     11.35
                                                ===========     ===========     ===========    ===========    ===========

TOTAL RETURN (a) ..............................        8.51%           7.75%          18.84%        (12.08%)       (11.21%)
                                                ===========     ===========     ===========    ===========    ===========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's) ............. $    77,128     $    74,327     $    70,441    $    62,755    $    71,251
                                                ===========     ===========     ===========    ===========    ===========

  Ratio of expenses to average net assets (d) .        1.38%           1.42%(c)        1.45%(b)       1.48%          1.49%

  Ratio of net investment income to
    average net assets (e) ....................        1.12%           0.88%(c)        1.56%(b)       1.19%          1.87%

  Portfolio turnover ..........................          21%             44%             80%            93%            69%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio.
     Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.46% and the ratio of net investment income to average net assets would have been 1.55% for the year ended October 31, 2003 (Note 2).

(c) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.41% and the ratio of net investment income to average net assets would have been 0.89% for the year ended October 31, 2004 (Note 2).

(d) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(e) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.




See accompanying notes to financial statements.

16

NEW CENTURY AGGRESSIVE PORTFOLIO
FINANCIAL HIGHLIGHTS
============================================================================================================================
                                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------------------
                                                                             YEARS ENDED OCTOBER 31,
                                                ----------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year .......... $      7.30     $      6.95     $      5.47    $      7.37    $     10.00
                                                -----------     -----------     -----------    -----------    -----------

  Income (loss) from investment operations:
    Net investment loss .......................       (0.06)          (0.07)          (0.06)         (0.07)         (0.07)
    Net realized and unrealized gains
     (losses) on investments ..................        1.48            0.42            1.54          (1.83)         (2.56)
                                                -----------     -----------     -----------    -----------    -----------
   Total from investment operations ...........        1.42            0.35            1.48          (1.90)         (2.63)
                                                -----------     -----------     -----------    -----------    -----------

   Less distributions:
     Distributions from net
       investment income ......................        --              --              --             --             --
     Distributions from net realized gains ....        --              --              --             --             --
                                                -----------     -----------     -----------    -----------    -----------
   Total distributions ........................        --              --              --             --             --
                                                -----------     -----------     -----------    -----------    -----------

     Net asset value, end of year ............. $      8.72     $      7.30     $      6.95    $      5.47    $      7.37
                                                ===========     ===========     ===========    ===========    ===========

TOTAL RETURN (a) ..............................       19.45%           5.04%          27.06%        (25.78%)       (26.30%)
                                                ===========     ===========     ===========    ===========    ===========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's) ............. $     6,891     $     5,512     $     4,866    $     3,610    $     1,846
                                                ===========     ===========     ===========    ===========    ===========

  Ratios of expenses to average net assets:
    Before expense reimbursement
      and waived fees  (b) ....................        2.56%           2.71%           3.20%          2.95%          5.90%
    After expense reimbursement
      and waived fees (b) .....................        1.50%           1.50%           1.50%          1.50%          1.50%

  Ratios of net investment loss to average net assets:
    Before expense reimbursement
      and waived fees (c) .....................       (1.80%)         (2.27%)         (2.73%)        (2.50%)        (5.35%)
    After expense reimbursement
      and waived fees (c) .....................       (0.74%)         (1.06%)         (1.03%)        (1.05%)        (0.95%)

  Portfolio turnover ..........................          19%             68%             78%           120%            86%

(a) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio.
     Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(b) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(c) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.



See accompanying notes to financial statements.

                                                                                                                          17

NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS
============================================================================================================================
                                             SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
----------------------------------------------------------------------------------------------------------------------------
                                                                             YEARS ENDED OCTOBER 31,
                                                ----------------------------------------------------------------------------
                                                    2005            2004            2003           2002           2001
----------------------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year .......... $     10.07     $      8.68     $      6.52    $      7.41    $     10.00
                                                -----------     -----------     -----------    -----------    -----------

  Income (loss) from investment operations:
    Net investment loss .......................       (0.06)          (0.05)          (0.03)         (0.06)         (0.04)
    Net realized and unrealized gains
     (losses) on investments ..................        2.42            1.44            2.19          (0.81)         (2.55)
                                                -----------     -----------     -----------    -----------    -----------
  Total from investment operations ............        2.36            1.39            2.16          (0.87)         (2.59)
                                                -----------     -----------     -----------    -----------    -----------

    Less distributions:
      Distributions from net
        investment income .....................        --              --              --            (0.02)          --
      Distributions from net realized gains ...       (0.31)           --              --             --             --
                                                -----------     -----------     -----------    -----------    -----------
  Total distributions .........................       (0.31)           --              --            (0.02)          --
                                                -----------     -----------     -----------    -----------    -----------

  Proceeds from redemption fees collected .....        0.00(a)         --              --             --             --
                                                -----------     -----------     -----------    -----------    -----------

  Net asset value, end of year ................ $     12.12     $     10.07     $      8.68    $      6.52    $      7.41
                                                ===========     ===========     ===========    ===========    ===========

TOTAL RETURN (b) ..............................       23.70%          16.01%          33.13%        (11.84%)       (25.90%)
                                                ===========     ===========     ===========    ===========    ===========

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of year (000's) ............. $    45,014     $    24,449     $    15,288    $     7,655    $       731
                                                ===========     ===========     ===========    ===========    ===========

  Ratios of expenses to average net assets:
    Before expense reimbursement
      and waived fees (c) .....................        1.55%           1.74%           2.11%          2.54%         10.81%
    After expense reimbursement
      and waived fees (c) .....................        1.50%           1.50%           1.50%          1.50%          1.50%

  Ratios of net investment loss
    to average net assets:
    Before expense reimbursement
      and waived fees (d) .....................       (0.72%)         (0.88%)         (1.16%)        (2.34%)        (9.81%)
    After expense reimbursement
      and waived fees (d) .....................       (0.67%)         (0.64%)         (0.55%)        (1.30%)        (0.50%)

  Portfolio turnover ..........................           3%             45%             56%            27%            83%

(a)  Amount rounds to less than $0.01 per share.

(b) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio.
     Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(c) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(d) Recognization of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.



See accompanying notes to financial statements.

NEW CENTURY  ALTERNATIVE  STRATEGIES PORTFOLIO
FINANCIAL  HIGHLIGHTS
============================================================================================================================
                                           SELECTED PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
----------------------------------------------------------------------------------------------------------------------------
                                                                                PERIODS ENDED OCTOBER 31,
                                                     -----------------------------------------------------------------------
                                                           2005            2004             2003            2002(a)
----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of period ............. $       11.46    $       10.67    $        9.12    $       10.00
                                                     -------------    -------------    -------------    -------------

  Income (loss) from investment operations:
    Net investment income ..........................          0.15             0.14             0.11             0.01
    Net realized and unrealized gains (losses)
      on investments ...............................          0.87             0.83             1.54            (0.89)
                                                     -------------    -------------    -------------    -------------
  Total from investment operations .................          1.02             0.97             1.65            (0.88)
                                                     -------------    -------------    -------------    -------------

  Less distributions:
    Distributions from net investment income .......         (0.24)           (0.18)           (0.10)            --
    Distributions from net realized gains ..........         (0.25)            --               --               --
                                                     -------------    -------------    -------------    -------------
  Total distributions ..............................         (0.49)           (0.18)           (0.10)            --
                                                     -------------    -------------    -------------    -------------

  Proceeds from redemption fees collected ..........          0.00(b)          --               --               --
                                                     -------------    -------------    -------------    -------------

  Net asset value, end of period ................... $       11.99    $       11.46    $       10.67    $        9.12
                                                     =============    =============    =============    =============

TOTAL RETURN (d) ...................................          9.12%            9.12%           18.20%           (8.80%)(c)
                                                     =============    =============    =============    =============

RATIOS/SUPPLEMENTAL DATA
  Net assets, end of period (000's) ................ $      76,560    $      51,635    $      33,734    $      19,529
                                                     =============    =============    =============    =============

  Ratios of expenses to average net assets (h) .....          1.06%            1.12%            1.40%(g)         1.49%(e)(f)

  Ratios of net investment income to
    average net assets (i) .........................          1.06%            1.04%            1.06%(g)         0.32%(e)(f)

  Portfolio turnover ...............................            11%              11%              21%               7%(e)


(a) Represents the period from the initial public offering of shares (May 1, 2002) through October 31, 2002.

(b)  Amount rounds to less than $0.01 per share.

(c)  Not annualized.

(d) Total return is a measure of the change in the value of an investment in the Portfolio over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Portfolio.
     Returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.

(e)  Annualized.

(f) Absent fee waivers and expense reimbursements by the Advisor, the ratio of expenses to average net assets would have been 1.72%(e) and the ratio of net investment income to average net assets would have been 0.09%(e) for the period ended October 31, 2002 (Note 2).

(g) Absent the recoupment of fees previously waived and reimbursed by the Advisor, the ratio of expenses to average net assets would have been 1.34% and the ratio of net investment income to average net assets would have been 1.12% for the year ended October 31, 2003 (Note 2).

(h) The ratios of expenses to average net assets do not reflect the Portfolio's proportionate share of expenses of the underlying investment companies in which the Portfolio invests.

(i) Recognization of net investment income by the Portfo lio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

See accompanying notes to financial statements.
                                                                                                                          19


NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
==============================================================================================
INVESTMENT COMPANIES -- 99.4%                                       SHARES           VALUE
----------------------------------------------------------------------------------------------
GROWTH FUNDS -- 34.4%
  American Funds AMCAP - Class A ..............................       217,282    $  4,013,203
  American Growth Fund of America - Class A ...................       260,249       7,612,272
  Calamos Growth - Class A (a) ................................       141,042       7,510,478
  Fidelity Capital Appreciation ...............................       223,985       5,881,839
  Goldman Sachs Growth Opportunities - Class A (a) ............       213,092       4,594,253
  iShares Russell 1000 Growth Index (b) .......................           235          11,550
  Marsico 21st Century (a) ....................................       574,563       6,957,954
  Wells Fargo Advantage Endeavor Select - Class A (a) .........       151,264       1,417,344
                                                                                 ------------
                                                                                   37,998,893
                                                                                 ------------
GROWTH AND INCOME FUNDS -- 34.0%
  Fidelity Select Utilities Growth ............................        66,093       2,848,611
  Hotchkis & Wiley Large Cap Value - Class A ..................       381,264       8,822,438
  iShares Dow Jones Select Dividend Index (b) .................       137,100       8,393,262
  iShares Dow Jones U.S. Energy Sector Index (b) ..............        33,000       2,737,680
  iShares Russell 1000 Value Index (b) ........................        14,800         990,416
  iShares S&P 500 Index (b) ...................................        17,350       2,087,205
  iShares S&P MidCap 400/BARRA Value Index (b) ................        73,000       4,933,340
  Powershares Dynamic Market ..................................        74,200       3,283,350
  Vanguard 500 Index - Investor Shares ........................        31,860       3,546,084
                                                                                 ------------
                                                                                   37,642,386
                                                                                 ------------
SMALL COMPANY FUNDS -- 16.9%
  Buffalo Small Cap (a) .......................................        52,442       1,428,533
  FBR Small Cap (a) ...........................................        43,663       1,762,242
  iShares S&P SmallCap 600/BARRA Growth Index (b) .............        21,700       2,421,937
  iShares S&P SmallCap 600/BARRA Value Index (b) ..............        27,400       1,701,814
  Royce Opportunity - Investor Class (a) ......................       310,300       4,083,555
  William Blair Small Cap Growth - Class I (a) ................       282,544       7,284,000
                                                                                 ------------
                                                                                   18,682,081
                                                                                 ------------
FOREIGN STOCK FUNDS -- 14.1%
  Dodge & Cox International Stock .............................        93,583       3,116,309
  iShares MSCI EAFE Index (b) .................................        40,200       2,263,260
  iShares MSCI Emerging Markets Index (b) .....................        64,900       5,159,550
  Lazard International Small Cap - Investor Shares ............       161,836       3,057,078
  Tocqueville International Value (The) .......................       125,587       2,011,905
                                                                                 ------------
                                                                                   15,608,102
                                                                                 ------------

TOTAL INVESTMENT COMPANIES (Cost $87,693,620) .................                  $109,931,462
                                                                                 ------------





20

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2005
==============================================================================================
MONEY MARKET SECURITIES -- 0.7%                                     SHARES           VALUE
----------------------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $763,499) ...........................................       763,499    $    763,499
                                                                                 ------------

TOTAL INVESTMENTS AT VALUE --100.1% (Cost $88,457,119) ........                  $110,694,961

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ...............                      (117,323)
                                                                                 ------------

NET ASSETS -- 100.0% ..........................................                  $110,577,638
                                                                                 ============

(a)  Non-income producing security. (b) Closed-end fund.














See accompanying notes to financial statements.


                                                                                            21

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
==============================================================================================
INVESTMENT COMPANIES -- 99.5%                                       SHARES           VALUE
----------------------------------------------------------------------------------------------
GROWTH AND INCOME FUNDS -- 33.0%
  Dodge & Cox Stock ...........................................        27,073    $  3,619,640
  Fidelity Select Utilities Growth ............................        51,297       2,210,906
  Hotchkis & Wiley Large Cap Value - Class A ..................       267,561       6,191,369
  iShares Dow Jones Select Dividend Index (b) .................        90,600       5,546,532
  iShares Dow Jones U.S. Energy Sector Index (b) ..............        12,300       1,020,408
  iShares Russell 1000 Value Index (b) ........................           200          13,384
  iShares S&P 500 Index (b) ...................................        37,600       4,523,280
  iShares S&P MidCap 400/BARRA Value Index (b) ................         9,000         608,220
  Powershares Dynamic Market ..................................        39,000       1,725,750
                                                                                 ------------
                                                                                   25,459,489
                                                                                 ------------
HIGH YIELD BOND FUNDS -- 12.0%
  Fidelity Advisor High Income Advantage - Class I ............       494,709       4,590,896
  MainStay High Yield Corporate Bond - Class A ................       742,495       4,610,893
                                                                                 ------------
                                                                                    9,201,789
                                                                                 ------------
GROWTH FUNDS -- 11.9%
  American Funds AMCAP - Class A ..............................       145,097       2,679,951
  Calamos Growth - Class A (a) ................................        29,047       1,546,768
  Fidelity Capital Appreciation ...............................        54,681       1,435,933
  iShares Russell 1000 Growth Index (b) .......................           300          14,745
  S&P MidCap 400 Depositary Receipts ..........................        17,580       2,241,450
  Wells Fargo Advantage Endeavor Select - Class A (a) .........       134,815       1,263,216
                                                                                 ------------
                                                                                    9,182,063
                                                                                 ------------
SMALL COMPANY FUNDS -- 10.9%
  FBR Small Cap (a) ...........................................        22,668         914,867
  iShares S&P SmallCap 600/BARRA Growth Index (b) .............        15,400       1,718,794
  iShares S&P SmallCap 600/BARRA Value Index (b) ..............        27,800       1,726,658
  Royce Opportunity - Investor Class (a) ......................       102,269       1,345,861
  William Blair Small Cap Growth - Class I (a) ................       104,528       2,694,739
                                                                                 ------------
                                                                                    8,400,919
                                                                                 ------------
FOREIGN STOCK FUNDS -- 9.3%
  Dodge & Cox International Stock .............................        16,513         549,868
  iShares MSCI EAFE Index (b) .................................        57,300       3,225,990
  Lazard International Small Cap - Investor Shares ............        56,905       1,074,931
  Tocqueville International Value (The) .......................       143,495       2,298,788
                                                                                 ------------
                                                                                    7,149,577
                                                                                 ------------
CONVERTIBLE SECURITY FUNDS -- 5.2%
  Davis Appreciation & Income .................................        80,941       2,250,953
  Franklin Convertible Securities - Class A ...................       107,711       1,774,001
                                                                                 ------------
                                                                                    4,024,954
                                                                                 ------------
CORPORATE BOND FUNDS -- 5.0%
  Loomis Sayles Bond - Institutional Class ....................       279,472       3,823,180
                                                                                 ------------

WORLDWIDE BOND FUNDS -- 4.5%
  Loomis Sayles Global Bond - Institutional Class .............        71,792       1,102,731
  PIMCO Foreign Bond - Institutional Class ....................       134,237       1,432,306
  Templeton Global Bond - Class A .............................        94,384         968,374
                                                                                 ------------
                                                                                    3,503,411
                                                                                 ------------

22

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2005
==============================================================================================
INVESTMENT COMPANIES -- 99.5% (Continued)                           SHARES           VALUE
----------------------------------------------------------------------------------------------
GOVERNMENT BOND FUNDS -- 4.0%
  American Century Target Maturities Trust Series 2015 -
    Investor Class ............................................        41,756    $  3,106,612
                                                                                 ------------

HIGH QUALITY BOND FUNDS -- 3.0%
  Dodge & Cox Income ..........................................       185,962       2,341,267
                                                                                 ------------

EMERGING MARKETS FUNDS -- 0.7%
  TCW Galileo Emerging Markets Income - Class I ...............        64,593         520,621
                                                                                 ------------

TOTAL INVESTMENT COMPANIES (Cost $65,857,863) .................                  $ 76,713,882
                                                                                 ------------

==============================================================================================
MONEY MARKET SECURITIES -- 0.6%                                     SHARES           VALUE
----------------------------------------------------------------------------------------------
    First American Treasury Obligation - Class A
      (Cost $502,256) .........................................       502,256    $    502,256
                                                                                 ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $66,360,119) .......                  $ 77,216,138

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ...............                       (88,569)
                                                                                 ------------

NET ASSETS -- 100.0%...........................................                  $ 77,127,569
                                                                                 ============

(a)  Non-income producing security. (b) Closed-end fund.







See accompanying notes to financial statements.

                                                                                            23

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
==============================================================================================
INVESTMENT COMPANIES -- 99.5%                                       SHARES           VALUE
----------------------------------------------------------------------------------------------
SECTOR FUNDS -- 67.2%
  Fidelity Select Medical Delivery (a) ........................         8,010    $    422,345
  Fidelity Select Wireless (a) ................................        19,538         127,388
  iShares Dow Jones U.S. Energy Sector Index (b) ..............        13,400       1,111,664
  iShares Goldman Sachs Natural Resources Index (b) ...........         8,500         713,150
  iShares Goldman Sachs Networking Index (a) (b) ..............        11,100         329,892
  iShares MSCI Emerging Markets Index (b) .....................         8,700         691,650
  iShares Nasdaq Biotechnology Index (a) (b) ..................         7,900         583,889
  Technology Select Sector SPDR ...............................        31,800         650,310
                                                                                 ------------
                                                                                    4,630,288
                                                                                 ------------
MID-CAP FUNDS -- 19.2%
  Calamos Growth - Class A (a) ................................         9,313         495,937
  iShares S&P MidCap 400/BARRA Growth Index (b) ...............         4,500         317,655
  S&P MidCap 400 Depositary Receipts ..........................         4,002         510,255
                                                                                 ------------
                                                                                    1,323,847
                                                                                 ------------
SMALL-CAP FUNDS -- 7.5%
  Buffalo Small Cap (a) .......................................        10,201         277,888
  Perritt Micro Cap Opportunities (a) .........................         8,123         241,645
                                                                                 ------------
                                                                                      519,533
                                                                                 ------------
LARGE-CAP FUNDS -- 5.6%
  Fidelity Capital Appreciation ...............................        14,618         383,861
                                                                                 ------------

TOTAL INVESTMENT COMPANIES (Cost $5,394,966) ..................                  $  6,857,529
                                                                                 ------------


==============================================================================================
MONEY MARKET SECURITIES -- 3.6%                                     SHARES           VALUE
----------------------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $249,025) ...........................................       249,025    $    249,025
                                                                                 ------------

TOTAL INVESTMENTS AT VALUE -- 103.1% (Cost $5,643,991) ........                  $  7,106,554

LIABILITIES IN EXCESS OF OTHER ASSETS -- (3.1%) ...............                      (215,362)
                                                                                 ------------

NET ASSETS -- 100.0% ..........................................                  $  6,891,192
                                                                                 ============

(a)  Non-income producing security. (b) Closed-end fund.







See accompanying notes to financial statements.

24

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
==============================================================================================
INVESTMENT COMPANIES -- 99.4%                                       SHARES           VALUE
----------------------------------------------------------------------------------------------
EUROPE FUNDS -- 25.8%
  iShares MSCI Austria Index (b) ..............................       130,200    $  3,391,710
  iShares MSCI Belgium Index (b) ..............................        81,400       1,526,250
  iShares MSCI Germany Index (b) ..............................        99,700       1,884,330
  iShares MSCI Sweden Index (b) ...............................        60,300       1,285,596
  iShares MSCI United Kingdom Index (b) .......................        45,646         844,451
  Ivy European Opportunities - Class A ........................        95,171       2,685,718
                                                                                 ------------
                                                                                   11,618,055
                                                                                 ------------
ASIA/PACIFIC FUNDS -- 22.4%
  Fidelity Japan (a) ..........................................        99,259       1,487,894
  Fidelity Japan Small Companies ..............................       113,088       1,611,511
  iShares MSCI Australia Index (b) ............................       112,000       2,073,120
  iShares MSCI Pacific Ex-Japan Index (b) .....................        14,200       1,385,920
  Matthews China ..............................................        90,910       1,279,100
  Matthews Japan (a) ..........................................        19,162         319,434
  Matthews Pacific Tiger - Class I ............................       111,002       1,919,220
                                                                                 ------------
                                                                                   10,076,199
                                                                                 ------------
DIVERSIFIED FUNDS -- 20.6%
  Dodge & Cox International Stock .............................        85,750       2,855,460
  iShares MSCI EAFE Index (b) .................................        30,900       1,739,670
  Lazard International Small Cap - Investor Shares ............       101,678       1,920,699
  Oakmark International - Class I .............................        16,170         372,072
  Tocqueville International Value (The) .......................       149,313       2,392,002
                                                                                 ------------
                                                                                    9,279,903
                                                                                 ------------
AMERICAS FUNDS -- 18.8%
  Fidelity Canada .............................................        50,037       1,958,443
  iShares MSCI Canada Index (b) ...............................        85,200       1,704,000
  iShares MSCI Mexico Index (b) ...............................        39,300       1,260,351
  iShares S&P Latin American 40 Index (b) .....................        30,500       3,525,800
                                                                                 ------------
                                                                                    8,448,594
                                                                                 ------------
EMERGING MARKETS FUNDS -- 11.8%
  Dreyfus Premier Emerging Markets - Class A ..................        30,738         663,940
  iShares MSCI Emerging Markets Index (b) .....................        24,000       1,908,000
  T. Rowe Price Emerging Europe & Mediterranean (a) ...........       120,641       2,750,616
                                                                                 ------------
                                                                                    5,322,556
                                                                                 ------------

TOTAL INVESTMENT COMPANIES (Cost $34,129,167) .................                  $ 44,745,307
                                                                                 ============

==============================================================================================
MONEY MARKET SECURITIES -- 0.7%                                     SHARES           VALUE
----------------------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $327,812) ...........................................       327,812    $    327,812
                                                                                 ------------

TOTAL INVESTMENTS AT VALUE -- 100.1% (Cost $34,456,979) .......                  $ 45,073,119

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1%) ...............                       (59,460)
                                                                                 ------------

NET ASSETS -- 100.0% ..........................................                  $ 45,013,659
                                                                                 ------------

(a)  Non-income producing security. (b) Closed-end fund.

See accompanying notes to financial statements.


                                                                                            25

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
OCTOBER 31, 2005
==============================================================================================
INVESTMENT COMPANIES -- 97.6%                                       SHARES           VALUE
----------------------------------------------------------------------------------------------
LONG/SHORT EQUITY FUNDS -- 15.4%
  CGM Focus ...................................................        32,302    $  1,179,032
  Diamond Hill Focus Long-Short - Class I (a) .................       147,345       2,333,950
  Hussman Strategic Growth ....................................       257,193       4,156,241
  Needham Growth (a) ..........................................        12,273         408,814
  Prudent Bear (a) ............................................       175,669         966,181
  Schwab Hedged Equity (a) ....................................       191,612       2,770,713
                                                                                 ------------
                                                                                   11,814,931
                                                                                 ------------
MERGER ARBITRAGE FUNDS -- 13.7%
  Arbitrage Fund (The) - Class R (a) ..........................       204,006       2,460,317
  Enterprise Mergers and Acquisitions - Class A (a) ...........       293,883       3,414,924
  Gabelli ABC .................................................        80,208         814,114
  Merger Fund (The) ...........................................       246,227       3,764,810
                                                                                 ------------
                                                                                   10,454,165
                                                                                 ------------
GLOBAL MACRO FUNDS -- 12.5%
  Capital and Income Strategies (b) ...........................        20,000         340,000
  First Eagle Global - Class A ................................       129,730       5,509,620
  Franklin Mutual Discovery - Class Z .........................        91,927       2,397,457
  Oppenheimer International Bond - Class A ....................       222,642       1,309,133
                                                                                 ------------
                                                                                    9,556,210
                                                                                 ------------
ASSET ALLOCATION FUNDS -- 12.0%
  Berwyn Income ...............................................        95,166       1,119,147
  FPA Crescent - Class I ......................................       108,845       2,757,034
  Greenspring .................................................        70,606       1,520,135
  Leuthold Core Investment ....................................       132,956       2,328,055
  Oakmark Equity and Income - Class I .........................        20,308         506,290
  Potomac Contrabond (a) ......................................        20,349         374,632
  Rydex Series - Juno - Investor Class (a) ....................        29,958         563,504
                                                                                 ------------
                                                                                    9,168,797
                                                                                 ------------
NATURAL RESOURCES FUNDS -- 9.6%
  FBR Gas Utility Index .......................................        26,560         458,151
  Permanent Portfolio .........................................        19,486         543,647
  PIMCO Commodity Real Return Strategy - Class A ..............       181,734       2,945,909
  RS Global Natural Resources .................................        67,813       2,210,039
  Scudder Global Commodities Stock (b) ........................         7,000         107,520
  T. Rowe Price New Era .......................................         7,931         322,250
  Vanguard Precious Metals & Minerals .........................        37,251         776,685
                                                                                 ------------
                                                                                    7,364,201
                                                                                 ------------
OPTIONS/HEDGED FUNDS -- 7.0%
  Analytic Defensive Equity - Institutional Shares ............       116,021       1,533,794
  Gateway .....................................................       152,668       3,835,029
                                                                                 ------------
                                                                                    5,368,823
                                                                                 ------------
HIGH YIELD FUNDS -- 6.9%
  Calamos High Yield - Class A ................................        31,516         331,229
  Fidelity Capital & Income ...................................        90,074         746,715
  MainStay Global High Income - Class A .......................       106,200       1,214,932
  MainStay High Yield Corporate Bond  - Class A ...............       227,000       1,409,671



26

NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (CONTINUED)
OCTOBER 31, 2005
===============================================================================================
INVESTMENT COMPANIES -- 97.6% (Continued)                           SHARES           VALUE
-----------------------------------------------------------------------------------------------
HIGH YIELD FUNDS -- 6.9% (Continued)
  Neuberger Berman Income Opportunity (b) .....................        39,700    $    564,931
  Pioneer High Yield - Class A ................................        90,590       1,012,794
                                                                                 ------------
                                                                                    5,280,272
                                                                                 ------------
REAL ESTATE FUNDS -- 6.8%
  AIM Select Real Estate Income (b) ...........................        40,170         635,489
  Alpine Realty Income and Growth - Class Y ...................        22,334         489,557
  JPMorgan U.S. Real Estate - Class A .........................        37,696         715,463
  Neuberger Berman Real Estate Securities Income (b) ..........        23,000         326,600
  Scudder RREEF Real Estate (b) ...............................        16,100         338,905
  Third Avenue Real Estate Value ..............................        90,564       2,664,403
                                                                                 ------------
                                                                                    5,170,417
                                                                                 ------------
DEEP VALUE/DISTRESSED SECURITIES FUNDS -- 6.2%
  Fairholme ...................................................        48,034       1,176,825
  Franklin Mutual Beacon - Class Z ............................        98,368       1,621,097
  Third Avenue Value ..........................................        33,757       1,978,809
                                                                                 ------------
                                                                                    4,776,731
                                                                                 ------------
CONVERTIBLE ARBITRAGE FUNDS -- 4.3%
  Calamos Market Neutral - A Shares ...........................       263,518       3,293,976
                                                                                 ------------

MARKET NEUTRAL FUNDS -- 3.2%
  James Advantage Market Market Neutral - Class A .............        48,303         605,242
  JPMorgan Multi-Cap Market Neutral - Select Shares (a) .......        50,689         551,500
  Laudus Rosenberg Value Long/Short Equity (a) ................        80,611         851,257
  Phoenix Capital Market Neutral - Class A (a) ................        39,259         466,007
                                                                                 ------------
                                                                                    2,474,006
                                                                                 ------------

TOTAL INVESTMENT COMPANIES (Cost $66,267,836) .................                  $ 74,722,529
                                                                                 ------------

==============================================================================================
COMMON STOCKS -- 0.2%                                               SHARES           VALUE
----------------------------------------------------------------------------------------------
  Plum Creek Timber Company, Inc. .............................
    (Cost $87,952) ............................................         2,950    $    114,755
                                                                                 ------------

==============================================================================================
MONEY MARKET SECURITIES -- 2.4%                                     SHARES           VALUE
----------------------------------------------------------------------------------------------
  First American Treasury Obligation - Class A
    (Cost $1,847,182) .........................................     1,847,182    $  1,847,182
                                                                                 ------------

TOTAL INVESTMENTS AT VALUE --100.2% (Cost $68,202,970) ........                  $ 76,684,466

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.2%) ...............                      (124,089)
                                                                                 ------------

NET ASSETS -- 100.0% ..........................................                  $ 76,560,377
                                                                                 ============

(a)  Non-income producing security. (b) Closed-end fund.


See accompanying notes to financial statements.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 2005
================================================================================

(1)  SIGNIFICANT ACCOUNTING POLICIES

New Century Portfolios ("New Century") is organized as a Massachusetts business trust which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and currently offers shares of five series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio (together, the "Portfolios"). New
Century Capital Portfolio and New Century Balanced Portfolio commenced operations on January 31, 1989. New Century Aggressive Portfolio and New Century International Portfolio commenced operations on November 1, 2000, and New Century Alternative Strategies Portfolio commenced operations on May 1, 2002.

Weston Financial Group, Inc. (the "Advisor"), which serves as the investment advisor to each Portfolio, was acquired by Washington Trust Bancorp, Inc., the bank holding company parent of The Washington Trust Company, a Rhode Island chartered bank headquartered in Westerly, Rhode Island, effective August 31, 2005. Following the acquisition, the Advisor became a wholly-owned subsidiary of The Washington Trust Company. Weston Securities Corporation (the "Distributor") which serves as the distributor and principal underwriter to each Portfolio was also acquired by Washington Trust Bancorp, Inc. Following the acquisition, the Distributor became a wholly-owned subsidiary of Washington Trust Bancorp, Inc. The acquisition was designed to permit the Advisor's and Distributor's day-to-day investment advisory and distribution activities, including advising the Portfolios, to continue under the direction of the Advisor's and Distributor's current management team.

The investment objective of New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign).

The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign).

The investment objective of New Century Aggressive Portfolio is to provide capital growth, without regard to current income, while managing risk. This Portfolio seeks to achieve its objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign). The New Century Aggressive Portfolio may also invest in shares of registered investment

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2005
================================================================================

companies that seek appreciation by investing in fixed income securities, including high-yield, lower rated debt securities.

The investment objective of New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

The investment objective of New Century Alternative Strategies Portfolio is to provide long-term capital appreciation, with a secondary objective to earn income, while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize alternative strategies.

The price of shares of each Portfolio fluctuates daily and there is no assurance that the Portfolios will be successful in achieving their stated investment objectives.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.   INVESTMENT VALUATION
     --------------------

Investments, representing primarily capital stock of other investment companies, are valued at their net asset value as reported by such companies. The net asset value as reported by open-end investment companies may be based on fair value pricing; to understand the fair value pricing process used by such companies, consult their most current prospectus.

Investments in securities traded on a national securities exchange are valued at the last reported sales price; securities included in the NASDAQ National Market System are valued at the Nasdaq Official Closing Price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Other assets and securities for which no quotations are readily available or for which quotations the Advisor believes do not reflect market value are valued at fair value as determined in good faith by the Advisor under the supervision of the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

B.   SHARE VALUATION
     ---------------

The net asset value per share of each Portfolio is calculated daily by dividing the total value of each Portfolio's assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Portfolio is equal to the net

NEW CENTURY PORTFOLIOs
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 2005
================================================================================

asset value per share, except that shares of each Portfolio are subject to a redemption fee of 2.00% if redeemed within 30 days of the date of purchase. No redemption fee will be imposed on the redemption of shares representing reinvested dividends or capital gain distributions, or on amounts representing capital appreciation of shares. During the year ended October 31, 2005, proceeds from redemption fees totaled $73 and $76, respectively, for the New Century International Portfolio and the New Century Alternative Strategies Portfolio. No redemption fees were collected for the New Century Capital, New Century Balanced and New Century Aggressive Portfolios.

C.   INVESTMENT TRANSACTIONS
     -----------------------

Investment transactions are recorded on a trade date basis. Gains and losses on securities sold are determined on a specific identification method.

D.   INCOME RECOGNITION
     ------------------

Interest, if any, is accrued on portfolio investments daily. Dividend income and capital gain distributions are recorded on the ex-dividend date.

E.   DISTRIBUTIONS TO SHAREHOLDERS
     -----------------------------

Dividends arising from net investment income, if any, are declared and paid semi-annually to shareholders of the New Century Balanced and New Century Alternative Strategies Portfolios. Dividends from net investment income, if any, are declared and paid annually for the New Century Capital, New Century Aggressive and New Century International Portfolios. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. There were no differences between the book and tax basis of distributions for the years ended October 31, 2005 and 2004.

F.   COST OF OPERATIONS
     ------------------

The Portfolios bear all costs of their operations other than expenses specifically assumed by the Advisor. Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among the Portfolios in relation to the net assets of each Portfolio.

G.   USE OF ESTIMATES
     ----------------

In preparing financial statements in accordance with accounting principles generally accepted in the United States of America, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

NEW CENTURY  PORTFOLIOS
NOTES TO FINANCIAL  STATEMENTS  (CONTINUED)
OCTOBER 31, 2005
================================================================================

(2)  INVESTMENT ADVISORY FEE, ADMINISTRATIVE AGREEMENT AND TRUSTEES' FEE

Fees paid by each  Portfolio  pursuant to separate
Investment Advisory Agreements with the Advisor are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily net assets and .75% of average daily net assets exceeding that amount. The fees for New Century Alternative Strategies Portfolio, however, are computed at an annualized rate of .75% of average daily net assets. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the Portfolios combined.

The Advisor has contractually agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of average net assets for each of the Portfolios. This contractual fee waiver is in place until August 31, 2007. Accordingly, for the year ended October 31, 2005, the Advisor waived its entire advisory fee of $58,707 and reimbursed $3,446 of other operating expenses for the New Century Aggressive Portfolio and waived investment advisory fees of $18,797 for the New Century International Portfolio. No waiver was necessary for New Century Capital, New Century Balanced or New Century Alternative Strategies Portfolios.

Any advisory fees waived and/or any other operating expenses absorbed by the Advisor pursuant to an agreed upon expense cap shall be reimbursed by the Portfolio to the Advisor, if so requested by the Advisor, provided the aggregate amount of the Portfolio's current total operating expenses for such fiscal year does not exceed the applicable existing limitation on Portfolio expenses, and the reimbursement is made within three years after the year in which the Advisor incurred the expense. During the year ended October 31, 2005, the Advisor did not recoup any fees waived or other operating expenses absorbed from New Century Aggressive Portfolio and New Century International Portfolio. The Advisor has recouped all fees waived and expenses reimbursed for New Century Balanced Portfolio and New Century Alternative Strategies Portfolio. No fees have been waived or reimbursed for the New Century Capital Portfolio.

As of October 31, 2005, the amounts available for reimbursement that have been paid and/or waived by the Advisor on behalf of the following Portfolios are as follows:

--------------------------------------------------------------------------------
New Century Aggressive Portfolio .................................  $   195,005
New Century International Portfolio ..............................  $   129,560
--------------------------------------------------------------------------------

NEW CENTURY  PORTFOLIOS
NOTES TO FINANCIAL  STATEMENTS  (CONTINUED)
OCTOBER 31, 2005
================================================================================

As of October 31, 2005, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:

--------------------------------------------------------------------------------
                                         OCTOBER 31,   OCTOBER 31,   OCTOBER 31,
                                            2006          2007          2008
--------------------------------------------------------------------------------
New Century Aggressive Portfolio ...... $    68,836   $    64,016   $    62,153
New Century International Portfolio ... $    62,733   $    48,030   $    18,797
--------------------------------------------------------------------------------

Fees paid by the Portfolios pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs. All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

The Portfolios pay each Trustee who is not affiliated with the Advisor a $10,000 annual retainer, paid quarterly, and a per meeting fee of $1,000. The Portfolios will also pay each Trustee who is not affiliated with the Advisor a $1,000 special meeting fee if held independent of a Regularly Scheduled Board Meeting. Trustees who are affiliated with the Advisor do not receive compensation.

(3)  DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to the Distributor for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

During the year ended  October 31,  2005,  the  Distributor  received  $179,526,
$111,142,  $13,575,  $77,284 and $42,378  from New  Century  Capital,  Balanced,
Aggressive, International and Alternative Strategies Portfolios, respectively, pursuant to the Plan.

Also during this time, the Distributor received sales commissions and other compensation of $78,728, $67,370, $1,118, $10,154 and $108,613 in connection with the purchase of investment company shares by New Century Capital, Balanced, Aggressive, International and Alternative Strategies Portfolios, respectively. The Distributor has voluntarily agreed to reduce payments made by each Portfolio pursuant to the Plan in amounts equal to the sales commissions and other compensation.

Certain officers and trustees of New Century are also officers and/or directors of the Advisor and the Distributor.

NEW CENTURY  PORTFOLIOS
NOTES TO FINANCIAL  STATEMENTS  (CONTINUED)
OCTOBER 31, 2005
================================================================================

(4)  INVESTMENT TRANSACTIONS

For the year ended October 31, 2005, the cost of purchases and the proceeds from sales of securities other than short-term investments and U.S. government securities were as follows:

--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  NEW
                                                    NEW             NEW            NEW             NEW           CENTURY
                                                  CENTURY         CENTURY        CENTURY         CENTURY       ALTERNATIVE
                                                  CAPITAL         BALANCED      AGGRESSIVE     INTERNATIONAL   STRATEGIES
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
Purchases of investment securities ............ $14,200,129     $15,898,128     $ 1,537,614    $14,976,508    $27,991,413
                                                ===========     ===========     ===========    ===========    ===========
Proceeds from sales of investment securities .. $18,004,830     $16,889,726     $ 1,130,997    $ 1,000,000    $ 7,168,507
                                                ===========     ===========     ===========    ===========    ===========
--------------------------------------------------------------------------------------------------------------------------

(5)  TAX MATTERS

It is each Portfolio's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies and distributes at least 90% of its taxable net income, the Portfolio
(but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income
(earned  during the  calendar  year) and 98% of its net realized  capital  gains
(earned during the twelve months ended October 31) plus undistributed amounts from prior years.

For the year ended October 31, 2005, the following reclassifications were made as a result of permanent differences between the financial statement and income tax reporting requirements:

--------------------------------------------------------------------------------------------------------------------------
                                                                                     DECREASE IN
                                                              INCREASE IN            ACCUMULATED
                                                              UNDISTRIBUTED         NET REALIZED          DECREASE IN
                                                              NET INVESTMENT        GAINS(LOSSES)           PAID IN
                                                              INCOME (LOSS)        ON INVESTMENTS           CAPITAL
--------------------------------------------------------------------------------------------------------------------------
New Century Capital Portfolio .............................  $      628,007        $     (244,443)      $     (383,564)
New Century Balanced Portfolio ............................         167,926              (167,926)                --
New Century Aggressive Portfolio ..........................          43,755               (10,869)             (32,886)
New Century International Portfolio .......................         237,896               (22,030)            (215,866)
New Century Alternative Strategies Portfolio ..............         495,835              (495,835)                --
--------------------------------------------------------------------------------------------------------------------------
These reclassifications did not change the net assets of the Portfolios.



                                                                                                                        33

NEW CENTURY  PORTFOLIOS
NOTES TO FINANCIAL  STATEMENTS  (CONTINUED)
OCTOBER 31, 2005
==========================================================================================================================
The tax character of distributable earnings at October 31, 2005 was as follows:
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  NEW
                                                    NEW             NEW            NEW             NEW           CENTURY
                                                  CENTURY         CENTURY        CENTURY         CENTURY       ALTERNATIVE
                                                  CAPITAL         BALANCED      AGGRESSIVE     INTERNATIONAL   STRATEGIES
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income ................. $      --       $   188,771     $      --      $      --      $   181,141
Unrealized appreciation .......................  22,237,842      10,747,153       1,439,125     10,616,140      8,453,187
Capital loss carryforwards ....................  (8,985,464)     (2,994,514)     (1,290,780)          --             --
Undistributed long term gains .................        --              --              --          381,798        452,458
                                                -----------     -----------     -----------    -----------    -----------
Total distributable earnings .................. $13,252,378     $ 7,941,410     $   148,345    $10,997,938    $ 9,086,786
                                                ===========     ===========     ===========    ===========    ===========
--------------------------------------------------------------------------------------------------------------------------
The  following  information  is  based  upon  the  federal  income  tax  cost of investment securities as of October 31, 2005:
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  NEW
                                                    NEW             NEW            NEW             NEW           CENTURY
                                                  CENTURY         CENTURY        CENTURY         CENTURY       ALTERNATIVE
                                                  CAPITAL         BALANCED      AGGRESSIVE     INTERNATIONAL   STRATEGIES
                                                 PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation ................. $22,257,770     $11,142,489     $ 1,467,855    $10,696,946    $ 9,135,775
Gross unrealized depreciation .................     (19,928)       (395,336)        (28,730)       (80,806)      (682,588)
                                                -----------     -----------     -----------    -----------    -----------
Net unrealized appreciation ................... $22,237,842     $10,747,153     $ 1,439,125    $10,616,140    $ 8,453,187
                                                ===========     ===========     ===========    ===========    ===========
--------------------------------------------------------------------------------------------------------------------------

The difference between the federal income tax cost of portfolio  investments and
the  financial   statement  cost  for  New  Century  Balanced,   Aggressive  and
Alternative  Strategies  Portfolios is due to certain timing  differences in the recognition  of capital  losses  under  income tax  regulations  and  accounting principles generally accepted in the United States of America.  These "book/tax"
differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

As of October 31, 2005, the Portfolios had the following capital loss carryforwards for federal income tax purposes. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

--------------------------------------------------------------------------------------------------------------------------
                                                                   NEW                 NEW                   NEW
                                                                 CENTURY             CENTURY               CENTURY
                                                                 CAPITAL             BALANCED             AGGRESSIVE
EXPIRES OCTOBER 31,                                             PORTFOLIO            PORTFOLIO             PORTFOLIO
--------------------------------------------------------------------------------------------------------------------------
2010.......................................................  $    5,854,434        $    2,850,984       $    1,174,122
2011.......................................................       3,131,030               143,530              116,658
--------------------------------------------------------------------------------------------------------------------------

NEW CENTURY  PORTFOLIOS
NOTES TO FINANCIAL  STATEMENTS  (CONTINUED)
OCTOBER 31, 2005
================================================================================

During the year ended October 31, 2005, the following amounts of capital loss carryforwards were utilized to offset current year realized gains:

--------------------------------------------------------------------------------
New Century Capital Portfolio ....................................  $ 4,603,658
New Century Balanced Portfolio ...................................  $ 2,716,272
New Century Aggressive Portfolio .................................  $   220,023
--------------------------------------------------------------------------------

(6)  CONTINGENCIES AND COMMITMENTS

New Century indemnifies its officers and trustees for certain liabilities that might arise from their performance of their duties to the Portfolios. Additionally, in the normal course of business, New Century, on behalf of its Portfolios, enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Portfolios' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, based on experience, New Century expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

To the Shareholders and Board of Trustees of New Century Portfolios
Wellesley, Massachusetts

We have audited the accompanying statements of assets and liabilities of New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio, each a series of shares of beneficial interest of New Century Portfolios, including the portfolios of investments, as of October 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio, New Century International Portfolio and New Century Alternative Strategies Portfolio as of October 31, 2005, the results of their operations for the year then ended, the changes in their net assets for each of the two years then ended, and their financial highlights for the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.


                                            /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                                BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
November 10, 2005

BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================
Overall responsibility for management of New Century rests with the Board of Trustees. The Trustees serve during the lifetime of New Century and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of New Century to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following table provides information regarding each Trustee and officer of New Century:


                                                                                              NUMBER OF
                                                            PRINCIPAL OCCUPATION(S)           PORTFOLIOS IN    OTHER
NAME,                                      POSITION(S)      DURING PAST 5 YEARS               FUND COMPLEX     DIRECTORSHIPS
ADDRESS                      LENGTH OF     HELD WITH        AND DIRECTORSHIPS OF              OVERSEEN         HELD BY
AND AGE                      TIME SERVED   NEW CENTURY      PUBLIC COMPANIES                  BY TRUSTEE       TRUSTEE
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------
*Douglas A. Biggar           Since 1988    Chairman/        Managing Director,                    5            None
40 William Street,                         Trustee          Weston Financial Group, Inc.;
Suite  100                                                  Vice President of Weston
Wellesley,  MA 02481                                        Securities Corporation.
(age 58)
-----------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEES:
-----------------------------------------------------------------------------------------------------------------------------
Stanley H. Cooper, Esq.      Since 1988    Trustee          Attorney in private practice.         5            None
One Ashford Lane
Andover, MA 01810
(age 58)
-----------------------------------------------------------------------------------------------------------------------------
Roger Eastman, CPA           Since 1989    Trustee          Retired; Formerly, the Executive      5            None
10682 Gulfshore Drive C-103                                 Vice President and Chief Operating
Naples, FL 34108                                            Officer, Danvers Savings Bank
(age 75)                                                    (from 3/97 to 12/03); Prior threto
                                                            a Partner, Arthur Andersen & Co.
-----------------------------------------------------------------------------------------------------------------------------
Michael A. Diorio, CPA       Since 1988    Trustee          Executive Director, Milford           5            Director,
11 Calvin Drive                                             Housing Authority (since 11/04);                   Milford
Milford, MA 01757                                           Town Accountant, Town of                           National
(age 60)                                                    Canton, MA (from 3/01 to 10/04);                   Bank & Trust
                                                            CPA in private practice (from                      since 1996
                                                            6/99 to 3/01), Formerly, a Partner,
                                                            Diorio, Hudson & Pavento, P.C.
-----------------------------------------------------------------------------------------------------------------------------
OFFICERS:
-----------------------------------------------------------------------------------------------------------------------------
Wayne M. Grzecki             Since 1996    President        President, Weston Financial                        Director,
40 William Street,                                          Group, Inc.; President of                          Weston
Suite 100                                                   Weston Securities Corporation.                     Financial
Wellesley, MA 02481                                                                                            Group, Inc.
(age 54)                                                                                                       and Weston
                                                                                                               Securities
                                                                                                               Corporation
-----------------------------------------------------------------------------------------------------------------------------
Ronald A. Sugameli           Since 1997    Vice             Managing Director,
40 William Street,                         President        Weston Financial Group, Inc.;
Suite 100                                                   Vice President of
Wellesley, MA 02481                                         Weston Securities Corporation.
(age 53)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                                           37

BOARD OF TRUSTEES AND OFFICERS (UNAUDITED)
(CONTINUED)
=============================================================================================================================
                                                            PRINCIPAL OCCUPATION(S)
NAME,                                      POSITION(S)      DURING PAST 5 YEARS
ADDRESS                      LENGTH OF     HELD WITH        AND DIRECTORSHIPS OF
AND AGE                      TIME SERVED   NEW CENTURY      PUBLIC COMPANIES
-----------------------------------------------------------------------------------------------------------------------------
Nicole M. Tremblay, Esq.     Since 2002    CFO, Treasurer,  Vice President, Chief Compliance
40 William Street,                         Chief            Officer, Weston Financial Group,
Suite 100                                  Compliance       Inc.; Vice President, Chief Compliance
Wellesley, MA 02481                        Officer and      Officer, and General Securities Principal
(age 31)                                   Secretary        of Weston Securities Corporation
                                                            (Since 11/02);  prior thereto Assistant
                                                            Counsel, GoldK, Inc. (from 5/02 to 10/02);
                                                            Consultant, Allmerica Financial Life
                                                            Insurance & Annuity Co. (from 3/02
                                                            to 5/02);  and Compliance Review Officer,
                                                            Sun Life Financial (from 1/96 to 2/02)
-----------------------------------------------------------------------------------------------------------------------------
Susan K. Arnold              Since 1998    Assistant        Vice President and Senior
40 William Street,                         Treasurer        Financial Counselor,
Suite 100                                                   Weston Financial Group, Inc.
Wellesley, MA 02481
(age 46)
-----------------------------------------------------------------------------------------------------------------------------
Clara Prokup                 Since 1998    Assistant        Investment Operations Specialist,
40 William Street,                         Secretary        Weston Financial Group, Inc.
Suite 100                                                   since 1998; prior thereto,
Wellesley, MA 02481                                         Controller, Weston Financial
(age 58)                                                    Group, Inc.
-----------------------------------------------------------------------------------------------------------------------------

* Douglas A. Biggar is considered to be an "interested person" of the Company within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended. Mr. Biggar is an interested person because he is an officer of the Advisor and Distributor.

Additional information about members of the Board of Trustees and executive officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-888-639-0102.

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
================================================================================

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Portfolios, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, distribution (i.e. 12b-1) fees and other fund expenses. The following examples are intended to help you understand ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The examples in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates each Portfolio's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from each Portfolio's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Portfolios. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolios under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Portfolios' costs with those of other mutual funds. It assumes that each Portfolio had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolios' actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess each Portfolio's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Portfolios do not charge front-end sales loads. However, a redemption fee of 2% is applied on the sale of shares of the Portfolios held for less than 30 days.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

================================================================================

More information about the Portfolios' expenses, including recent annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Portfolios' prospectus.


NEW CENTURY CAPITAL PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning        Ending
                                   Account Value  Account Value   Expenses Paid
                                    May 1, 2005   Oct. 31, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $  1,000.00    $  1,093.00     $      7.12
Based on Hypothetical 5% Return
  (before expenses)                 $  1,000.00    $  1,018.40     $      6.87
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Capital Portfolio's annualized expense ratio of 1.35% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


NEW CENTURY BALANCED PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning        Ending
                                   Account Value  Account Value   Expenses Paid
                                    May 1, 2005   Oct. 31, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $  1,000.00    $  1,056.20     $      7.05
Based on Hypothetical 5% Return
  (before expenses)                 $  1,000.00    $  1,018.35     $      6.92
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Balanced Portfolio's annualized expense ratio of 1.36% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


NEW CENTURY AGGRESSIVE PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning        Ending
                                   Account Value  Account Value   Expenses Paid
                                    May 1, 2005   Oct. 31, 2005   During Period*
--------------------------------------------------------------------------------

Based on Actual Fund Return         $  1,000.00    $  1,138.40     $      8.08
Based on Hypothetical 5% Return
  (before expenses)                 $  1,000.00    $  1,017.64     $      7.63
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Aggressive Portfolio's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

NEW CENTURY PORTFOLIOS
ABOUT YOUR PORTFOLIO'S EXPENSES (UNAUDITED)
(CONTINUED)
================================================================================

NEW CENTURY INTERNATIONAL PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning        Ending
                                   Account Value  Account Value   Expenses Paid
                                    May 1, 2005   Oct. 31, 2005   During Period*
--------------------------------------------------------------------------------
Based on Actual Fund Return         $  1,000.00    $  1,123.30     $      8.03
Based on Hypothetical 5% Return
  (before expenses)                 $  1,000.00    $  1,017.64     $      7.63
--------------------------------------------------------------------------------
* Expenses are equal to the New Century International Portfolio's annualized expense ratio of 1.50% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


NEW CENTURY ALTERNATIVE STRATEGIES PORTFOLIO
--------------------------------------------------------------------------------
                                    Beginning        Ending
                                   Account Value  Account Value   Expenses Paid
                                    May 1, 2005   Oct. 31, 2005   During Period*
--------------------------------------------------------------------------------

Based on Actual Fund Return        $   1,000.00    $  1,058.20     $      5.50
Based on Hypothetical 5% Return
  (before expenses)                $   1,000.00    $  1,019.86     $      5.40
--------------------------------------------------------------------------------
* Expenses are equal to the New Century Alternative Strategies Portfolio's annualized expense ratio of 1.06% for the period, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).


FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================

In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Portfolios during the year ended October 31, 2005. During the year ended October 31, 2005, the New Century International Portfolio and the New Century Alternative Strategies Portfolio paid long-term capital gains distributions of $789,174 and $1,234,575, respectively. For the fiscal year ended October 31, 2005, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The New Century Balanced Portfolio and the New Century Alternative Strategies Portfolio intend to designate up to a maximum amount of $1,126,169 and $1,190,792, respectively, as taxed at a maximum rate of 15%. As required by federal regulations, complete information will be computed and reported in conjunction with your 2005 Form 1099-DIV.

TRUSTEES APPROVAL OF INVESTMENT ADVISORY
AGREEMENTS (UNAUDITED)
================================================================================

Weston Financial Group, Inc. ("Weston") serves as the investment advisor to each Portfolio of the Trust. The Board of Trustees most recently approved the investment advisory agreements (collectively, the "New Advisory Agreements") with Weston at a Special Meeting of the Board of Trustees held on June 17, 2005. The New Advisory Agreements were being approved in connection with a change in control of Weston (hereinafter, the "Transaction") whereby the outstanding shares of capital stock of Weston and its subsidiaries were being acquired by Washington Trust Bancorp, Inc., ("Washington Trust"). The shareholders of each Portfolio approved the New Advisory Agreements on August 17, 2005. The Transaction occurred on August 31, 2005. The New Advisory Agreements will continue until October 31, 2006.

The Board of Trustees decided to approve the New Advisory Agreements based upon their evaluation of: (i) the Transaction with Washington Trust and its impact on Weston; (ii) the nature, extent and quality of the services provided; (iii) the performance of each Portfolio; and (iv) the costs of the services provided and the profitability of each entity from its relationship with the Portfolios.

It was noted that during the Board's consideration of the factors listed above, different trustees gave different weight to different items. In general, the trustees considered it to be significant that the proposed investment advisory arrangements would assure a continuity of relationships to service the Portfolios because of Weston's familiarity with each Portfolio, its investment objectives and policies, its portfolio composition, and the Trust's policies regarding matters such as compliance issues, the Trust's code of ethics, brokerage allocation, record-keeping systems, and other operational issues. The Board specifically noted the long-standing and cooperative working relationship between Weston and the Trust. In reviewing information about Washington Trust and the Transaction, the trustees considered it significant that the Transaction could result in increased marketing and distribution opportunities for the Trust as it gained access to Washington Trust's network of clients and distribution channels.

THE CHANGE IN CONTROL TRANSACTION AND ITS IMPACT ON WESTON: The trustees received and reviewed detailed information about Washington Trust and the Transaction. The trustees also reviewed a memorandum from independent counsel regarding their responsibilities in evaluating the New Advisory Agreements. The trustees also met with key people at Washington Trust who would be involved with Weston after the Transaction, and performed due diligence on-site at Washington Trust's principal offices in Rhode Island, noting the good reputation of the bank in the community.

During their deliberations, the trustees considered the structure and organization of Weston, both prior to and after the Transaction. They considered that Weston's key personnel, including but not limited to Messrs. Biggar, Robbat, Grzecki and Sugameli, would continue to be employed by Weston after the Transaction. The trustees also noted that Weston intends to employ substantially all of its current personnel, including the portfolio managers, Messrs. Grzecki and Sugameli, and the personnel at Weston who currently service the Trust and its Portfolios. Most significantly, the Board of Trustees focused on the commitment by the officers of Washington Trust to the continuity of the values and relationships that have existed with Weston during the course of its relationship with the Trust. The five trustees concluded that the continued operation of Weston under the Washington Trust umbrella, particularly with the

TRUSTEES  APPROVAL OF INVESTMENT  ADVISORY AGREEMENTS
(UNAUDITED) (CONTINUED)
================================================================================

additional resources that might be available to the combined entity, would provide consistency and continuity to the Trust and its shareholders, and could offer a potential for opportunities for growth that could benefit shareholders.

NATURE, QUALITY AND EXTENT OF SERVICES: The trustees considered the terms and conditions of each New Advisory Agreement, noting that the terms and conditions were the same as in the existing advisory agreements, including the provision for fees. The trustees also considered the nature, quality and scope of the investment advisory services that have been provided to the Portfolios by Weston and which are expected to continue to be provided after the Transaction by substantially the same personnel.

PERFORMANCE OF THE PORTFOLIOS: The trustees considered the performance results of each of the Portfolios over various time periods. They reviewed information comparing each Portfolio's performance with the performance of comparable funds and with each Portfolio's benchmark. The trustees noted that for the year-to-date period ended May 31, 2005, the Aggressive and International Portfolios had each outperformed their respective benchmarks and that the Capital, Balanced and the Alternative Strategies Portfolios had each slightly underperformed their respective benchmarks. In general, the trustees noted that the Portfolios had been performing competitively in the industry and were pleased with their results.

COSTS OF SERVICES AND PROFITS REALIZED BY WESTON: The trustees also considered the fees paid by each Portfolio directly and in relation to similar funds within the industry, and the expense limitation agreements with respect to the Portfolios. The trustees were advised that the investment advisory fee charged by the Alternative Strategies Portfolio was comparable to the investment advisory fees charged by other similar funds within the industry and that the investment advisory fees charged by the other Portfolios were higher than other similar funds within the industry; however, the Capital, Balanced, Aggressive and International Portfolios did offer a breakpoint for assets in excess of $100 million that could lower the investment advisory fees. The trustees observed that the fees and expenses of the Portfolios were deemed to be fair and reasonable based on the information provided at the Special Meeting with respect to other funds in the industry. The trustees also noted that Weston has committed to continue the current expense limitation agreements for at least two years after the Transaction.

The trustees also reviewed and discussed other aspects of Weston, such as the profitability of the investment advisor, and the historical relationship between the Trust and Weston, including the benefits each party received from such long-term relationship. The trustees noted the fact that Weston and its affiliates received other compensation from the relationship such as fees as administrator and fees under a distribution (Rule 12b-1) plan. The trustees also noted that two of the current trustees, Messrs. Biggar and Robbat, were affiliates of Weston (and the Trust's distributor) and would benefit by the approval of the investment advisory, administration and underwriting agreements, as well as the Transaction . ECONOMIES OF SCALE AND OTHER FUND COMPARISONS: In their deliberations, the trustees did not consider the extent to which economies of scale would be realized as a Fund grows. The Board did not rely upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory

TRUSTEES  APPROVAL  OF  INVESTMENT  ADVISORY
AGREEMENTS (UNAUDITED) (CONTINUED)
================================================================================

contracts, such as contracts of the same and other investment advisors with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). These factors were considered not to be relevant in a situation where the trustees were determining whether to approve new agreements with an existing entity on substantially the same terms and conditions as the existing advisory agreements. Such factors would be relevant to considering and approving new investment advisory agreements with other investment advisory entities.


SPECIAL MEETING OF THE SHAREHOLDERS
(UNAUDITED)
================================================================================

A Special Meeting of Shareholders of the Trust (the "Special Meeting") was held on August 17, 2005, pursuant to notice duly given to all shareholders of record at the close of business on June 20, 2005. At the Special Meeting, shareholders were asked to approve new Investment Advisory Agreements between the Trust, on behalf of each Portfolio and Weston Financial Group, Inc. The results of the shareholder vote were as follows:

--------------------------------------------------------------------------------
NAME                                  FOR THE    AGAINST THE
OF SERIES                            RESOLUTION   RESOLUTION  ABSTAIN    TOTAL
--------------------------------------------------------------------------------
New Century Capital Portfolio        4,513,615     11,992     10,593   4,536,200
--------------------------------------------------------------------------------
New Century Balanced Portfolio       3,642,177      6,611     11,931   3,660,719
--------------------------------------------------------------------------------
New Century Aggressive Portfolio       430,789          0          0     430,789
--------------------------------------------------------------------------------
New Century International Portfolio  2,108,760          0      3,275   2,112,035
--------------------------------------------------------------------------------
New Century Alternative
Strategies Portfolio                 4,048,647          0      7,642   4,056,289
--------------------------------------------------------------------------------
Shareholders of each Portfolio approved the New Investment Advisory Agreements.

                      This page intentionally left blank.

================================================================================

                      INVESTMENT ADVISOR AND ADMINISTRATOR
                          Weston Financial Group, Inc.
                                  Wellesley, MA

                                   DISTRIBUTOR
                          Weston Securities Corporation
                                  Wellesley, MA

                                     COUNSEL
                             Greenburg Traurig, LLP
                                Philadelphia, PA

                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                        Briggs, Bunting & Dougherty, LLP
                                Philadelphia, PA

                                 TRANSFER AGENT
                           Ultimus Fund Solutions, LLC
                                 Cincinnati, OH

                                    CUSTODIAN
                                U.S. Bank, N.A.
                                 Cincinnati, OH

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-639-0102, or on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-639-0102, or on the SEC's website at http://www.sec.gov.

The Portfolios file a complete listing of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Portfolios' Form N-Q is available without charge upon request by calling 1-888-639-0102, or on the SEC's website at http://www.sec.gov. The Portfolios' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, or by calling 1-800-SEC-0330.

================================================================================

ITEM 2.  CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Roger Eastman. Mr. Eastman is "independent" for purposes of this Item.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $45,000 with respect to the registrant's fiscal year ended October 31, 2005. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $42,000 with respect to the registrant's fiscal year ended October 31, 2004.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $7,500 and $4,500 with respect to the registrant's fiscal years ended October 31, 2005 and October 31, 2004, respectively. The services comprising these fees are the preparation of the registrant's federal income and excise tax returns.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) During the fiscal years ended October 31, 2005 and October 31, 2004, aggregate non-audit fees of $7,500 and $4,500, respectively, were billed by the registrant's accountant for services rendered to the registrant. During the fiscal years ended October 31, 2005 and October 31, 2004, aggregate non-audit fees of $7,596 and $3,300, respectively, were billed by the registrant's accountant for services rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

     (h) The principal accountant has not provided any non-audit services that were not previously approved to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a standing nominating committee responsible for the selection and nomination to serve as trustees of the registrant. Although the nominating committee expects to be able to find an adequate number of qualified candidates to serve as trustees, the nominating committee is willing to consider nominations received from shareholders. Shareholders wishing to submit a nomination should do so by notifying the Secretary of the registrant, in writing, at the following address: 40 William Street, Suite 100, Wellesley, Massachusetts 02481-3902.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto



Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   New Century Portfolios
               ------------------------------------------------------------


By (Signature and Title)*    /s/ Wayne M. Grzecki
                           --------------------------------------

                           Wayne M. Grzecki, President


Date     January 4, 2006
     ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.




By (Signature and Title)*    /s/ Wayne M. Grzecki
                           --------------------------------------

                           Wayne M. Grzecki, President

Date     January 4, 2006
     ----------------------------------




By (Signature and Title)*    /s/ Nicole M. Tremblay
                           --------------------------------------

                          Nicole M. Tremblay, Treasurer

Date     January 4, 2006
     ----------------------------------



* Print the name and title of each signing officer under his or her signature.